Other Intangible Assets, Net (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Remainder of 2020	$ 5,719
2021	10,401
2022	7,047
2023	6,715
2024	3,869
2025 and thereafter	5,345
Other intangible assets amortization expense	$ 39,096	$ 34,035